Other notes	12 Months Ended
Jun. 30, 2024
Other notes [Abstract]
Other notes
6	Other notes

6.1	Information about subsidiaries

The table below lists the controlled entities of Carbon Revolution PLC.

		Country of	% equity interest
Name	Principal activities	incorporation	2024	2023
Carbon Revolution Pty Ltd	Carbon fiber wheels	Australia	100*	-
Carbon Revolution Operations Pty Ltd	Carbon fiber wheels	Australia	100	100
Carbon Revolution Technology Pty Ltd	N/A	Australia	100	100
Carbon Revolution (USA) LLC	Carbon fiber wheels	United States	100	100
Carbon Revolution (UK) Limited	Carbon fiber wheels	United Kingdom	-**	100
Poppettell Merger Sub	Twin Ridge merged with and into this entity	Cayman Islands	100	-

* Carbon Revolution Pty Ltd, formerly Carbon Revolution Limited, was the ultimate parent of the Carbon Revolution group of companies in 2023.
** Carbon Revolution (UK) Limited was liquidated on August 15, 2023.
6.2	Directors and Key management personnel

	2024 $	2023 $	2022 $
Compensation by category
Short-term employment benefits	2,297,211	2,211,445	2,195,825
Share-based payment	91,111	-	-
Post-employment benefits	87,701	99,352	96,132
	2,476,023	2,310,797	2,291,957

6.3	Transactions with related parties

There were no transactions with related parties in 2024, 2023 and 2022 other than the key management personnel in Note 6.2 above and transactions with OIC in Note 4.1.3 above.

6.4	Unrecognized items

6.4.1	Guarantees

Carbon Revolution has entered into property lease rental guarantees with a face value of $391,673 (June 30, 2023: $391,763).

6.4.2	Capital commitments

Carbon Revolution has capital commitments for manufacturing equipment as of June 30, 2024 totaling $9.2 million (June 30, 2023: $3.6 million).

6.4.3	Contingent liabilities

Carbon Revolution has no contingent liabilities as of June 30, 2024 (June 30, 2023: nil).
6.5	Changes in accounting policies

As described in Note 2.4.1, Carbon Revolution has changed to a straight-line depreciation method and reassessed the useful lives of its assets.
New and amended Accounting standards that are effective for the current year
During the current year, the Group adopted the following applicable amendments to IFRS Accounting Standards issued by the International Accounting Standards Board (IASB):

•	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
o
Although the amendments did not result in any changes to the accounting policies themselves, they impacted the accounting policy information disclosed in the financial statements. The amendments require the disclosure of ‘material’, rather than ‘significant’, accounting policies. The amendments also provide guidance on the application of materiality to disclosure of accounting policies, assisting entities to provide useful, entity-specific accounting policy information that users need to understand other information in the financial statements. Management reviewed the accounting policies and made updates to the information disclosed in these financial statements (2023: Significant accounting policies) in certain instances in line with the amendments.

•	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
o	Carbon Revolution applied amendments that narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences.

•	International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12
o	The amendments provide a temporary mandatory exception from deferred tax accounting for the top-up tax and accounts for it as a current tax when it is incurred, which is effective immediately, and require new disclosures about the Pillar Two exposure. The mandatory exception applies retrospectively However, because no new legislation to implement the top-up tax was enacted or substantively enacted at June 30, 2024 in any jurisdiction in which Carbon Revolution operates and no related deferred tax was recognized at that date, the retrospective application has no impact on the Carbon Revolution’s financial statements.
o	Global minimum top-up tax – The Group operates in Australia, which has enacted the new legislation to implement the global minimum top-up tax and expects to be subject to the top-up tax in relation to its operations, where the statutory tax rate is 30 percent. However, since the newly enacted legislation in Australia is only effective from January 1, 2024, there is no current tax impact for the year ended June 30, 2024. The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as current tax when it is incurred (see Note 5.2).

There was no material impact upon adoption of the new and revised Standards and amendments in these financial statements.

The Group does not have any material transactions that are affected by the following newly effective accounting standards and amendments:

a. IFRS 17 Insurance Contracts

6.6	Accounting standards issued but not yet effective at June 30, 2024

At the date of authorization of the consolidated financial statements, other Standards and Interpretations issued but not yet effective and relevant for Carbon Revolution were listed below.

Standard and Interpretation	Effective for annual reporting periods beginning on or after	Expected to be initially applied in the financial year ending
Classification of Liabilities as Current or Non-current– Amendments to IAS 1	1 January 2024	30 June 2025
Lease Liability in a Sale and Leaseback – Amendments to IFRS 16	1 January 2024	30 June 2025
Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7	1 January 2024	30 June 2025
Lack of Exchangeability – Amendments to IAS 21	1 January 2025	30 June 2026

The adoption of above amendments is not expected to have a material impact on the financial statements of Carbon Revolution in future periods.

6.7	Capital Reorganization

As set out in Note 1.1 The Capital Reorganization, on November 29, 2022, the Company, Carbon Revolution Limited and Twin Ridge Capital Acquisition Corp. (“Twin Ridge”), a publicly traded special purpose acquisition company, entered into a business combination agreement (the “BCA”) and accompanying scheme implementation deed (“SID”). Under the arrangements, via a series of linked steps, the Company would acquire Carbon Revolution Limited and Twin Ridge.
On November 3, 2023 (the “Closing Date”), the Company consummated the Transaction pursuant to the terms of the BCA and SID. In connection with the Transaction, all of the existing ordinary shares, warrants and options of Twin Ridge and Carbon Revolution Limited were converted in accordance with the BCA to securities of the Company. Carbon Revolution Limited shareholders received consideration of 0.00642 ordinary shares per Carbon Revolution Limited share, having an implied value of $20.93 based on the market price of Carbon Revolution Limited shares on the close of trading on the ASX on October 19, 2023. The Company became the holder of all of the issued shares in Carbon Revolution Limited and Twin Ridge, with Carbon Revolution Limited being delisted from the Australian Stock Exchange.

The Company listed its ordinary shares and public warrants on the NASDAQ stock market under the symbols “CREV” and “CREVW”, respectively.
The Transaction accounting
Since the Company and Twin Ridge are not businesses as defined in IFRS 3, the transaction is not a business combination under IFRS. Consequently, the Transaction is accounted for as a capital reorganization.
Under this method of accounting, the Company was treated as the ‘acquired’ company for financial reporting purposes. The net liabilities of the Company included the net liabilities of Twin Ridge as a subsidiary of the Company. The Company merged with Twin Ridge immediately prior to the Company issuing shares to Carbon Revolution Limited shareholders. Accordingly, the collective steps which result in the Company acquiring the shares of Carbon Revolution Limited and Twin Ridge were accounted for within the scope of IFRS 2 Share-based Payments (IFRS 2), and treated as the equivalent of the Carbon Revolution Limited issuing shares at the closing of the Transaction for the net assets of the Company as of the Closing Date, accompanied by a recapitalization as Carbon Revolution Limited is not the legal acquiror of the Company. The net liabilities of the Company (including the net liabilities of Twin Ridge) are stated at historical cost, with no goodwill or other intangible assets that would otherwise be recorded in accordance with IFRS3 except for  certain warrants which are measured at fair value through the Consolidated Statements of Profit or Loss and Other Comprehensive Income. The fair values of the net assets of the Company are consistent with historical carrying values. Carbon Revolution Limited was, consequently, deemed the accounting predecessor, meaning that Carbon Revolution Limited’s consolidated assets, liabilities and results of operations were the historical comparative consolidated financial information presented for the Company. This deemed issuance of shares were in fact both an equity transaction under IAS 32 (receiving the net assets of Twin Ridge, primarily cash of $1.1m and assuming the derivative liabilities and payables (including deferred transaction costs)totaling $14.5m and an equity-settled share-based payment transaction under IFRS 2 (receiving the listing status of Twin Ridge),), refer to table below.
Carbon Revolution Limited determined that it was the accounting acquiror (notwithstanding it was legally acquired by the Company) based on an evaluation of the following:

•	Carbon Revolution Limited’s existing shareholders have the greatest voting interest in the combined entity;
•
Carbon Revolution Limited’s directors represent the majority of the board of directors of the combined company and Carbon Revolution’s senior management will be the senior management of the combined company following consummation of the Transaction; and

•	Carbon Revolution Limited is the larger entity based on historical operating activity and its employee base.

Other factors were considered, including the purpose and intent of the Transaction, noting that the preponderance of evidence as described above, is indicative that Carbon Revolution Limited is the accounting acquiror in the Transaction.
The difference between the fair value of the Company’s shares issued, considering the fair value of Carbon Revolution’s shares of $0.135 per share (being the market price of Carbon Revolution Limited’s ordinary shares on the Australian Stock Exchange at the last date of trading prior to completion of the Transaction) over the fair value of Twin Ridge’s identifiable net liabilities assumed which represents compensation for the service of obtaining a stock exchange listing for its shares.

The fair value of each individual Carbon Revolution Limited ordinary share deemed to have been issued to Twin Ridge shareholders is derived from the $0.135 market price for underlying Carbon Revolution Limited ordinary shares on the ASX at the last date of trading prior to completion of the Transaction, not the US$10.00 value per share articulated in the BCA.
As such, the total changes to shares and other securities on issue as a result of the Transaction and other associated events are as follows:

a)
1,367,211 ordinary shares in the Company were issued to existing Carbon Revolution Limited shareholders in exchange for their 213,029,945 ordinary shares in Carbon Revolution Limited that were cancelled.

b)
The Company issued 506,473 ordinary shares to Twin Ridge shareholders in exchange for their existing Twin Ridge shares, as well as 5,107,842 private placement warrants and 7,098,819 public warrants having their warrants automatically exchanged by Carbon Revolution PLC of the obligations under such warrants, including to become exercisable in respect of Ordinary Shares instead of Twin Ridge ordinary shares. The Company’s warrants are exercisable at US$11.50 for one-tenth of an ordinary share and expire in November 2028. The public and private warrants are considered to be a derivative financial liability and measured at fair value through profit and loss.

c)	Effectuation of a 10-to-1 consolidation of the ordinary shares of the Company as reflected in the number of shares shown in b) and d).

d)
1,500 ordinary shares in the Company were issued to Yorkville as a commitment fee to secure a US$60M committed equity facility (“CEF”). As at June 30, 2024, the Company has not utilized the facility. The above steps a to d happened concurrently.

e)
Immediately subsequent to the issuances, the Company undertook a capital reduction under the Irish Companies Act 2014 which had the effect of transferring share capital / share premium to accumulated losses with no change to the number of shares on issue.

f)	On completion of the Transaction in November 2023, all historical share-based payment plans of Carbon Revolution Limited were cancelled for no consideration.

The summarized implications of the accounting treatment for the Transaction on the financial statements are:
-
The amount recognized as issued ordinary shares in these consolidated financial statements of Carbon Revolution PLC has been determined by adding the fair value of the deemed issuance of shares to Twin Ridge shareholders and Carbon Revolution shareholders. Also, the accumulated losses and other equity balances in the comparative periods have been restated to reflect the impact of the capital reorganisation.

-	The equity structure (number of shares issued) reflects the equity structure of the Company, including the shares issued by the Company through recapitalization, refer to Note 4.4.
-	The excess of the fair value of the Company’s shares issued to Twin Ridge over the net liabilities incurred have been accounted as a listing expense under IFRS 2.
-	The settlement of pre-existing relationship between the Company and Twin Ridge has been determined using fair value method.
-	The assets and liabilities of Carbon Revolution Limited have been recognized and measured in the Company’s consolidated financial statements at their pre-combination carrying amounts;

-
Accumulated losses and other equity balances are additionally adjusted to give effect to the Irish capital reduction which received court’s approval on 19th January 2024 to reflect the equity structure of the Company under Irish law.

-
The Consolidated Statements of Profit or Loss and Other Comprehensive Income reflects that of Carbon Revolution Limited for the full period together with the post-acquisition results of the Company from the Closing Date of the Transaction. Loss per share of Carbon Revolution Limited is restated such that the denominator of historical loss per share and weighted average shares issued is adjusted by the exchange ratio established in the Transaction, refer to Note 2.5.

Fair value of equity consideration issued	$
506,473 ordinary shares issued to Twin Ridge shareholders		(10,653,571)
Settlement of pre-existing relationship		(809,364)
Total consideration		(11,462,935)

Twin Ridge net assets acquired / (liabilities assumed)
Net cash proceeds from Twin Ridge		1,085,063
Warrant liabilities		(1,447,861)
Payables		(13,888,485)
Settlement of pre-existing relationship		809,364
Net liabilities assumed by CRL		(13,441,919)
IFRS 2 - Listing expenses		24,904,854

6.8	Subsequent events

Further Release of US$5 Million (AUD$7.4 million) tranches from OIC
On July 10, 2024, US$5 million (AUD$7.4 million) was released from escrow and the Group issued an aggregate principal amount of additional Series 2024-A Notes to OIC, in connection with the satisfaction of the applicable conditions for the fourth Escrow Release. The Company also issued to the OIC Investors a warrant to purchase a number of shares equal to 2.5% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC.
On July 29, 2024, US$5 million (AUD$7.6 million) was released from escrow and the Group issued an aggregate principal amount of additional Series 2024-A Notes to OIC in such amount. OIC waived certain conditions for the fifth Escrow Release to enable the release of funds prior to August 1, 2024 and without measurement of the Group’s performance with respect to the applicable monthly milestones for such release as of July 31, 2024. The Group also issued to the OIC a warrant to purchase a number of shares equal to 2.5% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC.
On September 5, 2024, US$5 million (AUD$7.4 million) was released from escrow and the Group issued an aggregate principal amount of additional Series 2024-A Notes to OIC in such amount. The Group also issued to OIC a warrant to purchase a number of shares equal to 2.5% of the Company’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC.

On October 30, 2024, US$5 million (AUD$7.6 million) was released from escrow and the Group issued a corresponding aggregate principal amount of additional Series 2024-A Notes to OIC. OIC waived one of the conditions for the release of the Seventh Escrow Release. The Group also issued to OIC a warrant to purchase a number of shares equal to 2.5% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC. Proceeds from the OIC investment will be used to fund operations and investments in capacity in the near term.
Additional interest and amounts brought forward arising from non-payment of deferred transaction costs

Under an agreement the Group had previously reached relating to transaction cost deferrals from the capital reorganization (as per Note 3.6.1) with the relevant creditors, US$5 million (A$7.6 million) was payable on November 3, 2024, with the remainder to be paid from the proceeds of certain fundraising transactions or on a straight line basis over 5 years (depending on the option selected by the supplier). The US$5 million (A$7.6 million) payment was not made in November 2024 and a further US$10.0 million (A$15.0 million) is now payable or payable in twelve months from signing date, unless the relevant suppliers agree to or accept further deferral of the transaction costs for at least twelve months from signing date and until sufficient cashflow can be generated from operations or alternative sources of funding are obtained to pay down these debts.

Amendment to Securities Purchase Agreement
On December 20, 2024, the Group and the OIC entered into Amendment No. 4 to the Securities Purchase Agreement, providing for the funding of US$25 million (AUD$40.1 million) in five tranches, each equal to US$5 million (AUD$8.0 million), subject to satisfying certain conditions in exchange for preferred shares issued by the Group or debt instruments issued by Carbon Revolution Operations. Pursuant to other documents entered into simultaneously therewith, the OIC will purchase notes of a new series, Series 2025-A Notes. In connection with the funding of each of the five tranches of US$5 million (AUD$8.0 million), the Group will issue to the OIC, pro rata in proportion to the amount of their investment relative to the total amount invested by the OIC in each tranche, penny warrants to purchase an aggregate number of shares equal to 5.0% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC.
Issuance of US$5 million (AUD$8.0 million) of Series 2025-A Notes and Warrants
On December 20, 2024, upon the satisfaction of the first of the release conditions, US$5 million (AUD$8.0 million) was funded in exchange for the issuance to the OIC of US$5 million (AUD$8.0 million) aggregate principal amount of Series 2025-A Notes and the release from the payment reserve fund of US$400,000 (AUD$642,024) in exchange for interest thereon payable at a rate of 12% per annum, of which 8.5% is payable in cash and 3.5% is payable in-kind for the benefit of the Existing Lenders.  Additionally, the OIC Investors (4.63%) and the Existing Lenders (0.37%) were issued penny warrants to purchase an aggregate number of shares equal to 5.0% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC, and otherwise containing the same terms as the warrants issued to the OIC in prior reserve releases.
Issuance of US$5 million (AUD$8.0 million) of Series 2025-A Notes and Warrants

On January 21, 2025, upon the satisfaction of the conditions to the release of a second instalment of the aggregate of US$25 million (AUD$40.1 million) for which the conditions were agreed upon in December, US$5 million (AUD$8.0 million) was funded in exchange for interest payable thereon at the rate described above and the issuance to the OIC Investors of US$5 million (AUD$8.0 million) aggregate principal amount of Series 2025-A Notes, and the simultaneous release from the payment reserve fund of US$400,000 (AUD$642,710) as an additional term advance in exchange for interest payable thereon at the rate described above. Additionally, as required in respect of each US$5.4 million (AUD$8.6 million) tranche of funding to be released under the above amendments agreed on December 20, 2024 (incorporating US$5 million (AUD$8.0 million) released by the OIC Investors and US$400,000 (AUD$642,024) released from the payment reserve fund under the New Debt Program), the OIC Investors (4.63%) and the Existing Lenders (0.37%) were issued penny warrants to purchase an aggregate number of shares equal to 5.0% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC Investors, and otherwise containing substantially the same terms as the warrants issued to the OIC Investors in prior reserve releases.
Issuance of US$5 million (AUD$7.9 million) of Series 2025-A Notes and Warrants

On March 7, 2025, upon the satisfaction of the conditions to the release of a third instalment of the aggregate of US$25 million (AUD$40.1 million) for which the conditions were agreed upon in December, US$5 million (AUD$7.9 million) was funded in exchange for interest payable thereon at the rate described above and the issuance to the OIC Investors of US$5 million (AUD$7.9 million) aggregate principal amount of Series 2025-A Notes, and the simultaneous release from the payment reserve fund of US$400,000 (AUD$632,091) as an additional term advance in exchange for interest payable thereon at the rate described above. Additionally, as required in respect of each US$5.4 million (AUD $8.6 million) tranche of funding to be released under the above amendments agreed on December 20, 2024 (incorporating US$5 million (AUD$8.0 million) released by the OIC Investors and US$400,000 (AUD$642,024) released from the payment reserve fund under the New Debt Program), the OIC Investors (4.63%) and the Existing Lenders (0.37%) were issued penny warrants to purchase an aggregate number of shares equal to 5.0% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC Investors, and otherwise containing substantially the same terms as the warrants issued to the OIC Investors in prior reserve releases.
Issuance of US$5 million (AUD$7.8 million) of Series 2025-A Notes and Warrants

On May 09, 2025, upon the satisfaction of the conditions to the release of a forth instalment of the aggregate of US$25 million (AUD$40.1 million) for which the conditions were agreed upon in December, US$5 million (AUD$8.0 million) was funded in exchange for interest payable thereon at the rate described above and the issuance to the OIC Investors of US$5 million (AUD$7.8 million) aggregate principal amount of Series 2025-A Notes, and the simultaneous release from the payment reserve fund of US$400,000 (AUD$625,356) as an additional term advance in exchange for interest payable thereon at the rate described above. Additionally, as required in respect of each US$5.4 million (AUD$8.6 million) tranche of funding to be released under the above amendments agreed on December 20, 2024 (incorporating US$5 million (AUD$8.0 million) released by the OIC Investors and US$400,000 (AUD$642,024) released from the payment reserve fund under the New Debt Program), the OIC Investors (4.63%) and the Existing Lenders (0.37%) were issued penny warrants to purchase an aggregate number of shares equal to 5.0% of the Group’s shares outstanding, determined on a “Fully-Diluted Basis” in the same manner as applicable to the existing warrants previously issued to the OIC Investors, and otherwise containing substantially the same terms as the warrants issued to the OIC Investors in prior reserve releases.
Since June 30, 2024, there have been a number of other amendments to the New Debt Program and OIC Financing, including changes to financial covenants under the New Debt Program and funding milestones under the OIC Financing, and there have been a number of waivers by the counterparties to the New Debt Program for various events of default, including relating to breaches of loan covenants and a milestone (or milestones) have been waived under the OIC Financing.